Income Taxes (Schedule of Non-Capital Loss Carry-Forwards) (Details)	12 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2024	$ 194,000
2023	167,000
2027	1,120,000
2028	1,009,000
2029	1,078,000
2030	625,000
2031	433,000
2032	449,000
2033	456,000
2034	391,000
2035	614,000
2036	434,000
2037	436,000
2038	565,000
2039	191,000
Non-capital loss carry-forwards	8,162,000
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2024
2023
2027	1,120,000
2028	1,009,000
2029	1,078,000
2030	625,000
2031	433,000
2032	449,000
2033	456,000
2034	391,000
2035	614,000
2036	434,000
2037	436,000
2038	565,000
2039	191,000
Non-capital loss carry-forwards	7,801,000
Indonesia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2024	194,000
2023	167,000
2027
2028
2029
2030
2031
2032
2033
2034
2035
2036
2037
2038
2039
Non-capital loss carry-forwards	$ 361,000